FLOW-THROUGH SHARE PREMIUM LIABILITY	12 Months Ended
Dec. 31, 2022
FLOW-THROUGH SHARE PREMIUM LIABILITY
ENVIRONMENTAL RECLAMATION PROVISION

13. FLOW-THROUGH SHARE PREMIUM LIABILITY

The following is a continuity schedule of the liability portion of the Company’s flow-through share issuances:

	August 26, 2022	September 2, 2022	Total
Balance, December 31, 2021	$-	$-	$-
Liability incurred for flow-through shares issued August 26, 2022	1,181	-	1,181
Settlement of flow-through share premium liability upon incurring eligible expenditures	(309)	-	(309)
Liability incurred for flow-through shares issued September 2, 2022	-	170	170
Balance, December 31, 2022	$872	$170	$1,042

As at December 31, 2022, the Company had $4,090,000 (December 31, 2021 – $Nil) of unspent flow-through expenditure commitments.